Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note  10.   Income Taxes

Income tax expense for 2011 and 2010 consisted of the following:

	2011	2010
	(Amounts in thousands)

Current tax expense:
Federal	$5,808	$4,984
State	1,517	1,637
	7,325	6,621
Deferred tax benefit	(1,801)	(1,726)
Income tax expense	$5,524	$4,895

The components of the net deferred tax asset at December 31, 2011 and 2010 are as follows:

	2011	2010
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,894	$6,011
Investment securities available for sale	-	328
Minimum pension liability	2,175	1,900
Stock compensation	30	30
Depreciation	211	176
Other	-	-
Deferred gain on sale of loans	-	529
Capitalized OREO expense	518	264
OTTI write down on securities	1,353	1,300
	12,181	10,538
Deferred tax liabilities:
Discount accretion	(27)	(71)
Deferred loan costs	(674)	(633)
Investment securities available for sale	(310)	-
BOLI	(576)	(515)
	(1,587)	(1,219)
Net deferred tax asset	$10,594	$9,319

A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2011 and 2010 is as follows:

	2011	2010
	(Amounts in thousands)

At Federal statutory rate	$4,805	$4,337
Adjustments resulting from:
State income taxes, net of Federal tax benefit	714	751
Other	5	(193)
	$5,524	$4,895

Management has evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2008, and by the State of New Jersey for years before 2007.